Commitments and contingencies (Details Textual)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Prc Government Authorities [Member] USD ($)	Jun. 30, 2012 Prc Government Authorities [Member] CNY	Jul. 31, 2011 Prc Government Authorities [Member] CNY
Operating Leases, Rent Expense	$ 1,323,142	8,405,919	7,949,877	7,152,204
Accrual for social welfare	426,883	2,711,985	2,399,976
Potential Penalty					$ 185,938	1,181,265	3,318,000